UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2


             Read instructions at end of Form before preparing Form.
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1.        Name and address of issuer:

          Atalanta/Sosnoff Investment Trust
          101 Park Avenue
          New York, New York 10178

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2.        The name of each series or class of securities  for which this Form is filed (If the Form is being filed for all series and classes of securities of the issuer, check the box but do not list series or classes): [X]

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3.        Investment Company Act File Number: 811-08669

          Securities Act File Number:  333-46679

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4(a).     Last day of fiscal year for which this Form is filed:

          May 31, 1999

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4(b).     [ ]  Check  box if  this is  being  filed  late  (i.e.,  more  than 90 calendar days after the end of the issuer's fiscal year). (See Instruction A.2)

NOTE: IF THE FORM IS BEING FILED LATE, INTEREST MUST BE PAID ON THE REGISTRATION FEE DUE.
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4(c).     [ ]  Check box if this is the last time the issuer will be filing this
               Form.

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

5.        Calculation of registration fee:

(i)       Aggregate  sale price of securities
          sold   during   the   fiscal   year
          pursuant to section 24(f):                                $ 11,915,638
                                                                    ------------
(ii)      Aggregate   price   of   securities
          redeemed or repurchased  during the
          fiscal year:                                   $  389,361
                                                         ----------
(iii)     Aggregate   price   of   securities
          redeemed or repurchased  during any
          prior fiscal year ending no earlier
          than October 11, 1995 that were not
          previously     used    to    reduce
          registration  fees  payable  to the
          Commission:                                    $     NONE
                                                         ----------
(iv)      Total available  redemption credits
          [add Items 5(ii) and 5(iii)]:                            -$    389,361
                                                                    ------------
(v)       Net   sales  --  if  Item  5(i)  is
          greater  than Item 5(iv)  [subtract
          Item 5(iv) from Item 5(i)]:                               $ 11,526,277
                                                                    ------------
(vi)      Redemption  credits  available  for
          use in future years -- if Item 5(i)
          is less than Item  5(iv)  [subtract
          Item 5(iv) from Item 5(i)]:                    $     NONE
                                                         ----------
(vii)     Multiplier     for      determining
          registration  fee (See  instruction
          C.9):                                                        x .000278
                                                                    ------------
(viii)    Registration fee due [multiply Item
          5(v) by Item  5(vii)](enter  "0" if
          no fee is due):                                          =$   3,204.31
                                                                    ============

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6.        Prepaid Shares

If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:None. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: NONE.

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7.        Interest  due -- if this Form is being  filed  more than 90 days after the end of the issuer's fiscal year (see Instruction D):
                                                                   +$       NONE
                                                                    ------------
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8.        Total of the amount of the  registration fee due plus any interest due
          [line 5(viii) plus line 7]:
                                                                   =$   3,204.31
                                                                    ------------
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9.        Date the  registration  fee and any  interest  payment was sent to the
          Commission's lockbox depository: August 27, 1999

          Method of Delivery:

               [X] Wire Transfer
               [ ] Mail or other means

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                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*

                                            /s/ Tina D. Hosking
                                            ------------------------------------
                                            Tina D. Hosking, Secretary
                                            ------------------------------------

Date  August 30, 1999
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*Please print the name and title of the signing officer below the signature.